BASIS OF PRESENTATION (Tables)	12 Months Ended
Sep. 30, 2019
BASIS OF PRESENTATION
Schedule of functional currency of the Company and its subsidiaries

	Country of Incorporation	Effective Interest	Functional Currency

ESSA Pharmaceuticals Corp.	USA	100%	US Dollar
Realm Therapeutics plc (1)	United Kingdom	100%	Pound Sterling
Realm Therapeutics Inc. (1)	USA	100%	US Dollar

(1)  In the process of liquidation and dissolution as at September 30, 2019.